Inventory - Write-offs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Inventory [Line Items]
Net realizable value adjustment		$ 0
Inventory, LIFO Reserve, Period Charge	$ 296,702